Related Parties (Tables)	12 Months Ended
Jun. 30, 2023
Related Parties [Abstract]
Schedule of Related Parties	a) Related-party transactions
	Assets		Liabilities
	2023	2022	2023	2022
Compensation plans
Management	2,035	1,717	-	-
	2,035	1,717	-	-
Other
Cresca (a)	122	122	1,471	1,642
Cresud (b)	-	-	58	312
Hemir I	-	-	5,040	5,518
Amounts receivable/payable	-	-	-	-
	122	122	6,569	7,472
Total – Related parties	2,157	1,839	6,569	7,472
a)	Acquisition of biological assets and other fixed assets by Palmeiras, during the spin-off of Cresca.
b)	Expenses mainly refer to the implementation, development, and maintenance of systems.
c)	During the process of acquisition of the subsidiaries in Bolivia, the parties entered into an agreement to maintain the blocked contingency amount, aiming to protect the Company.

Schedule of General and Administrative Expenses	The expenses with Management compensation were recorded under “General and administrative expenses”, as follows:
	2023	2022
Board of directors and executive board compensation	10,665	4,208
Bonus	1,879	8,249
Overall compensation	12,544	12,457
Share grants	3,833	1,717
	16,377	14,174